PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Assets [Abstract]
Disclosure of prepayments and other assets [Table Text Block]
As at December 31	2021	2020
Prepaid expenses	$1,805	$1,430
Deposits held with vendors	2,414	799
Foreign exchange forward contracts designated as cash flow hedges	118	827
Current portion of loyalty reward currency inventory	29	19
Prepaid expenses, deposits and current portion of other assets	$4,366	$3,075

Non-current portion of loyalty reward currency inventory	$-	$202
Other assets	$-	$202